Regulatory and Supervisory Matters - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jan. 21, 2011	Nov. 13, 2012 Securities Purchase Agreement Number of Common Shares	Nov. 13, 2012 Securities Purchase Agreement Voting Series C Convertible Noncumulative Perpetual Preferred Stock	Nov. 13, 2012 Securities Purchase Agreement Nonvoting Series D Convertible Noncumulative Perpetual Preferred Stock	Nov. 13, 2012 Securities Purchase Agreement Nonvoting Series E Convertible Noncumulative Perpetual Preferred Stock	Dec. 31, 2012 Preferred Stock Series A And B
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR					2011-01-21
Bank's Risk Tier 1 ratio			7.73%		8.00%
Bank's Risk-based capital ratio			12.62%		12.00%
Time limit to achieve the capital ratios			120 days
Reducing the bank's risk position in each asset in excess			$ 500,000
Common stock issued under private placement, shares						4,315,300
Shares of common stock issued under private placement, price						$ 1.00
Preferred stock, shares issued for an aggregate purchase price in cash, shares			196,847	7,319			133,411	56,708	6,728
Preferred stock, shares issued for an aggregate purchase price per share			$ 1.00	$ 1.00			$ 100.00	$ 100.00	$ 100.00
Company's loan with unaffiliated third party, outstanding balance			1,300,000
Payment for full settlement of debt			900,000
Preferred stock redemption amount			3,312,000							3,700,000
Preferred Stock of series A shares and serious B warrants issued for an aggregate purchase price in cash			6,970,000
Proceeds to the Bank			18,500,000
Allowance for loan and lease losses	$ 6,604,000	$ 4,373,821	$ 3,032,000
Percentage of allowance for loan and lease losses to total loans			1.54%
Percentage of allowance for loan and lease losses to non-performing loans			39.03%